Document and Entity Information Document	Dec. 09, 2020
Cover [Abstract]
Title of 12(b) Security	Common Stock
Document Type	8-K
Document Period End Date	Dec. 09, 2020
Entity Incorporation, State or Country Code	DE
Entity File Number	1-6903
Entity Tax Identification Number	75-0225040
Entity Address, Address Line One	2525 N. Stemmons Freeway,
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75207-2401
City Area Code	214
Local Phone Number	631-4420
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Registrant Name	TRINITY INDUSTRIES INC
Entity Central Index Key	0000099780
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Trading Symbol	TRN
Security Exchange Name	NYSE